Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	PUTNAM MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000081248
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PDDXK
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2016
Prospectus Date	rr_ProspectusDate	Jun. 08, 2016